UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 98.2%
Corporate — 2.3%
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	$ 975	$ 1,015,346
University of California, RB, Series O,
5.25%, 5/15/39	5,590	5,640,925
		6,656,271
County/City/Special District/School District — 37.5%
California State Public Works Board, RB,
Various Capital Projects, Sub-Series
I-1, 6.63%, 11/01/34	5,000	5,273,850
Campbell Union High School District,
GO, Election of 2006, Series C,
5.75%, 8/01/40	4,000	4,150,720
City & County of San Francisco
California, COP, Refunding, Series A:
5.00%, 10/01/29	3,540	3,523,008
5.00%, 10/01/30	6,700	6,601,510
City of Los Angeles California, COP,
Senior, Sonnenblick Del Rio West Los
Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,010,020
City of San Jose California, RB,
Convention Center Expansion &
Renovation Project:
6.50%, 5/01/36	1,520	1,534,455
6.50%, 5/01/42	1,860	1,866,770
El Dorado Union High School District,
GO, Election of 2008, 5.00%,
8/01/35	5,000	5,073,650
El Monte Union High School District
California, GO, Election of 2002,
Series C (AGM), 5.25%, 6/01/32	10,120	10,317,340
Grossmont Healthcare District, GO,
Election of 2006, Series B, 6.13%,
7/15/40	2,000	2,102,060
Los Angeles Municipal Improvement
Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,000	1,025,190
6.00%, 9/01/34	2,285	2,380,559
Murrieta Valley Unified School District
Public Financing Authority, Special Tax
Bonds, Refunding, Series A (AGC),
5.13%, 9/01/26	6,575	6,683,422
Oak Grove School District California, GO,
Election of 2008, Series A, 5.50%,
8/01/33	4,000	4,155,520
Pico Rivera Public Financing Authority,
RB:
5.50%, 9/01/31	1,500	1,502,865
5.75%, 9/01/39	6,025	5,925,166

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School
District (concluded)
Pittsburg Redevelopment Agency, Tax
Allocation Bonds, Refunding,
Subordinate, Los Medanos
Community Project, Series A, 6.50%,
9/01/28	$ 2,750	$ 2,628,725
San Diego Regional Building Authority
California, RB, County Operations
Center & Annex, Series A:
5.38%, 2/01/28	150	155,715
5.38%, 2/01/36	4,700	4,712,878
San Jose Evergreen Community College
District California, GO, Refunding,
CAB, Election of 2004, Series A
(NPFGC), 5.12%, 9/01/23 (a)	10,005	5,055,126
San Jose Unified School District Santa
Clara County California, GO, Election
of 2002, Series D, 5.00%, 8/01/32	5,075	5,086,875
Santa Ana Unified School District, GO,
Election of 2008, Series A, 5.13%,
8/01/33	5,965	5,960,586
Santa Clara County Financing Authority,
Refunding LRB, Series L, 5.25%,
5/15/36	10,000	9,849,100
Santa Cruz County Redevelopment
Agency California, Tax Allocation
Bonds, Live Oak/Soquel Community
Improvement, Series A:
6.63%, 9/01/29	1,000	1,066,770
7.00%, 9/01/36	600	636,834
Twin Rivers Unified School District, GO,
Election of 2006 (AGM), 5.00%,
8/01/29	9,390	9,445,307
Westminster Redevelopment Agency
California, Tax Allocation Bonds,
Subordinate, Commercial
Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	1,250	1,360,513
		110,084,534
Education — 8.0%
California Educational Facilities
Authority, RB, Pitzer College, 6.00%,
4/01/40	2,500	2,530,825
California Educational Facilities
Authority, Refunding RB, San
Francisco University, 6.13%,
10/01/36	1,000	1,028,250

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	COP	Certificates of Participation
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2011	1

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Education (concluded)
California State Enterprise Development
Authority, Refunding RB, The Thacher
School Project, 5.13%, 9/01/39	$ 6,965	$ 6,649,276
California State University, RB,
Systemwide, Series A:
5.50%, 11/01/39	2,725	2,652,379
(AGM), 5.00%, 11/01/39	4,840	4,371,633
San Francisco Community College
District, GO, Election of 2005,
Series D, 5.00%, 6/15/34	6,420	6,341,612
		23,573,975
Health — 15.4%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare:
6.38%, 8/01/34	2,000	2,014,020
Series A, 6.00%, 8/01/30	2,250	2,229,480
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/39	10,000	10,056,700
Providence Health, 6.50%,
10/01/38	2,650	2,832,850
St. Joseph Health System, Series A,
5.50%, 7/01/29	2,100	1,993,467
Sutter Health, Series B, 6.00%,
8/15/42	5,215	5,288,584
California Statewide Communities
Development Authority, RB:
Health Facility, Memorial Health
Services, Series A, 6.00%,
10/01/23	3,270	3,356,786
Health Facility, Memorial Health
Services, Series A, 5.50%,
10/01/33	3,580	3,516,491
Sutter Health, Series A, 6.00%,
8/15/42	3,600	3,650,796
California Statewide Communities
Development Authority, Refunding RB:
Catholic Healthcare West, Series D,
5.50%, 7/01/31	5,355	5,195,903
Senior Living, Southern California,
6.25%, 11/15/19	500	523,500
Senior Living, Southern California,
6.63%, 11/15/24	650	680,186
Senior Living, Southern California,
7.00%, 11/15/29	500	521,490
Senior Living, Southern California,
7.25%, 11/15/41	1,750	1,830,272
City of Torrance California, Refunding
RB, Torrance Memorial Medical
Center, Series A, 6.00%, 6/01/22	1,310	1,326,991
		45,017,516
Housing — 1.1%
California Rural Home Mortgage Finance
Authority, RB, AMT:
Mortgage-Backed Securities
Program, Series B (Ginnie Mae),
6.15%, 6/01/20	15	15,286
Sub-Series FH-1, 5.50%, 8/01/47	300	137,670

	Par
Municipal Bonds	(000)	Value
California (continued)
Housing (concluded)
Santa Clara County Housing Authority
California, RB, John Burns Gardens
Apartments Project, Series A, AMT,
6.00%, 8/01/41	$ 3,500	$ 3,213,210
		3,366,166
State — 6.6%
California State Public Works Board, RB:
Department of Developmental
Services, Porterville, Series C,
6.25%, 4/01/34	1,190	1,215,990
Department of Education, Riverside
Campus Project, Series B, 6.50%,
4/01/34	10,000	10,406,800
Trustees of the California State
University, Series D, 6.00%,
4/01/27	215	223,215
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	1,850	1,911,216
State of California, GO, Various Purpose,
6.50%, 4/01/33	5,000	5,492,250
		19,249,471
Transportation — 7.2%
County of Orange California, RB,
Series B, 5.75%, 7/01/34	3,000	3,145,560
County of Sacramento California, RB,
Senior Series B, 5.75%, 7/01/39	900	907,272
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.88%, 11/01/30	4,685	4,591,815
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	5,065	5,307,310
San Francisco Port Commission
California, RB, Series A, 5.13%,
3/01/40	5,000	4,675,300
San Joaquin County Transportation
Authority, RB, Limited Tax, Measure K,
Series A, 6.00%, 3/01/36	2,400	2,531,088
		21,158,345
Utilities — 20.1%
California Infrastructure & Economic
Development Bank, RB, California
Independent System Operator,
Series A, 6.25%, 2/01/39	2,170	2,244,366
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series D, 5.88%, 1/01/34	2,500	2,603,450
City of Los Angeles California, Refunding
RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,028,230
City of Petaluma California, Refunding
RB, 6.00%, 5/01/36	2,645	2,785,238
Dublin-San Ramon Services District,
Refunding RB, 6.00%, 8/01/41	2,420	2,497,997
Eastern Municipal Water District
California, COP, Series H, 5.00%,
7/01/35	8,400	8,091,384
Los Angeles Department of Water &
Power, RB, Power System, Series A-2,
5.25%, 7/01/32	2,500	2,565,875
Oxnard Financing Authority, RB,
Redwood Trunk Sewer & Headworks,
Series A (NPFGC), 5.25%, 6/01/34	4,205	4,216,648

2 BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2011

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Utilities (concluded)
Sacramento Municipal Utility District,
RB, Cosumnes Project (NPFGC),
5.13%, 7/01/29	$ 18,500	$ 18,511,100
Sacramento Regional County Sanitation
District, Refunding RB, County
Sanitation District 1 (NPFGC), 5.00%,
8/01/35	6,260	6,259,499
San Diego Public Facilities Financing
Authority, Refunding RB, Senior
Series A, 5.38%, 5/15/34	3,910	3,967,242
San Francisco City & County Public
Utilities Commission, Refunding RB,
Series A, 5.13%, 11/01/39	2,295	2,302,206
		59,073,235
Total Municipal Bonds in California		288,179,513
Puerto Rico — 2.8%
County/City/Special District/School District — 1.4%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	4,000	4,173,200
State — 1.4%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series B, 6.50%, 7/01/37	4,000	4,062,800
Total Municipal Bonds in Puerto Rico		8,236,000
Total Municipal Bonds – 101.0%		296,415,513
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
California — 69.8%
Corporate — 8.8%
San Francisco Bay Area Rapid Transit
District, Refunding RB, Series A
(NPFGC), 5.00%, 7/01/30	6,000	6,119,460
University of California, RB:
Limited Project, Series B (AGM),
5.00%, 5/15/33	8,488	8,387,581
Series L, 5.00%, 5/15/40	11,597	11,200,339
		25,707,380
County/City/Special District/School District — 31.4%
City of Los Angeles California, Refunding
RB, Series A, 5.00%, 6/01/39	9,870	9,752,054
Contra Costa Community College District
California, GO, Election of 2002
(AGM), 5.00%, 8/01/30	10,215	10,259,820
Fremont Unified School District Alameda
County California, GO, Election of
2002, Series B (AGM), 5.00%,
8/01/30	4,003	4,014,852
Los Angeles Community College District
California, GO:
Election of 2001, Series E-1, 5.00%,
8/01/33	14,850	14,652,643
Election of 2003, Series E (AGM),
5.00%, 8/01/31	10,002	10,000,715
Election of 2008, Series A, 6.00%,
8/01/33	3,828	4,132,614

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (b)	(000)	Value
California (concluded)
County/City/Special District/School
District (concluded)
Los Angeles Community College District
California, GO (concluded):
Election of 2008, Series C, 5.25%,
8/01/39	$ 9,680	$ 9,778,155
Orange County Sanitation District, COP
(NPFGC), 5.00%, 2/01/33	9,348	9,378,761
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	7,732	7,861,044
San Francisco Bay Area Transit
Financing Authority, Refunding RB,
Series A (NPFGC), 5.00%, 7/01/34	5,439	5,478,806
Sonoma County Junior College District,
GO, Refunding, Election of 2002,
Series B (AGM), 5.00%, 8/01/28	6,875	6,918,897
		92,228,361
Education — 9.4%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	13,845	14,203,585
Peralta Community College District, GO,
Election of 2000, Series D (AGM),
5.00%, 8/01/30	1,995	1,980,217
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	8,274,835
Series O, 5.75%, 5/15/34	2,805	2,984,885
		27,443,522
Utilities — 20.2%
Eastern Municipal Water District, COP,
Series H, 5.00%, 7/01/33	4,748	4,647,899
Los Angeles Department of Water &
Power, RB:
Power System, Sub-Series A-1
(AMBAC), 5.00%, 7/01/37	15,098	14,966,237
System, Sub-Series A-2 (AGM),
5.00%, 7/01/35	7,250	7,252,755
Metropolitan Water District of Southern
California, RB:
Series A, 5.00%, 7/01/37	20,000	20,188,800
Series C, 5.00%, 7/01/35	7,145	7,209,277
San Diego County Water Authority, COP,
Series A (AGM), 5.00%, 5/01/31	5,010	5,031,643
		59,296,611
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 69.8%		204,675,874
Total Long-Term Investments
(Cost – $506,940,105) – 170.8%		501,091,387
Short-Term Securities	Shares
BIF California Municipal Money Fund,
0.04% (c)(d)	1,179,593	1,179,593
Total Short-Term Securities
(Cost – $1,179,593) – 0.4%		1,179,593

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2011	3

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Total Investments
(Cost – $508,119,698*) – 171.2%	$ 502,270,980
Other Assets Less Liabilities – 2.0%	5,962,515
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (37.1)%	(108,969,035)
Preferred Shares, at Redemption Value – (36.1)%	(105,966,582)
Net Assets Applicable to Common Shares – 100.0%	$ 293,297,878

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 399,242,196
Gross unrealized appreciation	$ 4,517,753
Gross unrealized depreciation	(10,366,471)
Net unrealized depreciation	$ (5,848,718)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF California
Municipal
Money Fund	12,364,497	(11,184,904)	1,179,593	$ 2,485

(d) Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	100	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 11,851,372	$ (262,690)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments )

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 501,091,387	—	$ 501,091,387
Short-Term
Securities	$ 1,179,593	—	—	1,179,593
Total	$ 1,179,593	$ 501,091,387	—	$ 502,270,980
[1] See above Schedule of Investments for values in each sector.

4 BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2011

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (262,690)	—	—	$ (262,690)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield California Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: June 24, 2011